ACQUISITIONS (Tables)	12 Months Ended
Oct. 31, 2022
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS ACQUISITION PRO-FORMA RESULTS
October 31, 2021 (Unaudited)

Revenue	$1,802,164
Net loss	(4,689,006)
Net loss per common share	$(0.09)

Fitore Inc [Member]
Business Acquisition [Line Items]
SCHEDULE OF FAIR VALUE OF ASSETS ACQUIRED

August 1, 2021
Allocation of purchase price
Consideration given:
2021 Series Convertible Notes	$1,000,000
Common stock	742,999
Preferred stock and warrants	300,000
Total consideration	$2,042,999

Allocation of purchase price
Cash	$291,783
Inventory	99,496
Goodwill	1,351,458
Trademarks and trade names	217,440
Know-how and unpatented technology	112,020
Customer relationships	59,019
Accrued expenses	(29,221)
Revolving line of credit	(58,996)
Fair value of net assets acquired	$2,042,999

InfiniVive MD, LLC. [Member]
Business Acquisition [Line Items]
SCHEDULE OF FAIR VALUE OF ASSETS ACQUIRED

August 1, 2021
Allocation of purchase price
Consideration given:
Common stock	$4,272,245
Total consideration	$4,272,245

Allocation of purchase price
Cash	$78,234
Accounts receivable	5,536
Goodwill	3,171,582
Trademarks and tradenames	475,890
Patents and unpatented technology	598,040
Customer relationships	55,517
Accrued payables	(17,982)
Accrued payables – related party	(94,572)
Fair value of net assets acquired	$4,272,245